Share-based Compensation - Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of Options
Beginning balance (in shares)	32,726,830
Granted (in shares)	17,474,584
Exercised (in shares)	(13,773,112)
Forfeited (in shares)	(3,761,061)
Ending balance (in shares)	32,667,241	32,726,830
Vested and expected to vest, end of period (in shares)	32,667,241
Exercisable, end of period (in shares)	13,950,997
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 0.1
Granted (in dollars per share)	0.99
Forfeited (in dollars per share)	0.06
Ending balance (in dollars per share)	0.59	$ 0.1
Exercised	0.08
Vested and expected to vest, end of period (in dollars per share)	0.59
Exercisable, end of period (in dollars per share)	$ 0.14
Weighted-average Remaining Contractual Life
Weighted-average remaining contractual term, outstanding	8 years 3 months	6 years 4 months 9 days
Weighted average remaining contractual term, vested and expected to vest	8 years 3 months
Weighted average remaining contractual term, exercisable	5 years 29 days
Aggregate Intrinsic Value
Beginning Balance	$ 18,076,662	$ 34,000,000
Aggregate intrinsic value, vested and expected to vest	15,733,975
Aggregate intrinsic value, exercisable	12,509,053
Ending Balance	15,733,975	$ 18,076,662
Exercised	$ 9,950,829
Weighted-average Grant Date Fair Value Per Share
Beginning Balance, weighted average grant date fair value (in dollars per share)	$ 1.3
Options granted, weighted-average grant-date fair value per share (in dollars per share)	0.16
Options vested and expected to vest, weighted average grant date fair value (in dollars per share)	0.75
Options exercisable, weighted average grant date fair value (in dollars per share)	1.4
Ending Balance, weighted average grant date fair value (in dollars per share)	$ 0.75	$ 1.3